Equity method investments	12 Months Ended
Dec. 31, 2024
Equity method investments [Abstract]
Equity method investments
11.	Equity method investments

The Company holds investments in certain companies that are accounted for pursuant to the equity method. As of December 31, 2024, the Company held the following ownership interests in the outstanding common stock of entities which are significant from the Company’s perspective:

Equity method investments (in thousands)	Ownership interest	Carrying amount
MPC Caribbean Clean Energy Limited, Barbados	22.2%	$5,033
BB Amstel B.V.	41.5%	7,443
Wilhelmsen Ahrenkiel Ship Management GmbH & Co. KG (joint venture)	50.0%	17,808
Barber Ship Management Germany GmbH & Co. KG (joint venture)	50.0%	3,923
Other	-	16,297
Total	-	$50,504

Equity method investments measured at fair value (in thousands)	Ownership interest	Carrying amount
MPC Energy Solutions NV	20.5%	$3,869
MPC Container Ships ASA	13.7%	111,586
Total	-	$115,455

MPC Capital has significant influence over MPC Container Ships ASA despite holding less than 20% of the outstanding voting stock due to its representation on the board of directors and its participation in policy-making processes.

As part of the pushdown accounting, the fair value option was elected for MPC Container Ships ASA and MPC Energy Solutions N.V.. The entire net gain from equity method investments during the reporting period is attributable to the fair value changes (Level 1) of these two entities.

For those equity method investments that are considered significant from the Company’s perspective, summarized consolidated financial information is provided below (earnings of these entities were immaterial in the reporting period).

MPC Caribbean Clean Energy Limited, Barbados (in thousands)	December 31, 2024
Current assets	$1,077
Non-current assets	32,348
Current liabilities	660
Non-current liabilities	$10,000

BB Amstel B.V. (in thousands)	December 31, 2024
Current assets	$951
Non-current assets	17,113
Current liabilities	124
Non-current liabilities	$-

Wilhelmsen Ahrenkiel Ship Management GmbH & Co. KG (in thousands)	December 31, 2024
Current assets	$5,405
Non-current assets	11,740
Current liabilities	3,861
Non-current liabilities	$-

Barber Ship Management Germany GmbH & Co. KG (in thousands)	December 31, 2024
Current assets	$293
Non-current assets	2,183
Current liabilities	160
Non-current liabilities	$208

MPC Energy Solution N.V. (in thousands)	December 31, 2024
Current assets	$24,977
Non-current assets	98,614
Current liabilities	6,674
Non-current liabilities	66,677
Market value (December 31, 2024)	$18,853

MPC Container Ships ASA (in thousands)	December 31, 2024
Current assets	$178,061
Non-current assets	1,053,313
Current liabilities	114,438
Non-current liabilities	299,316
Market value	$813,367